Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	Radiopharm Theranostics Limited
Entity Central Index Key	0001949257
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-41621
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 3
Entity Address, Address Line Two	62 Lygon Street
Entity Address, City or Town	Carlton VIC
Entity Address, Country	AU
Entity Address, Postal Zip Code	3053
Trading Symbol	RADX
Entity Common Stock, Shares Outstanding	3,544,216,160
Title of 12(b) Security	Ordinary Shares, as represented by American Depositary Shares
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Level 3
Entity Address, Address Line Two	62 Lygon Street
Entity Address, City or Town	Carlton VIC
Entity Address, Country	AU
Entity Address, Postal Zip Code	3053
City Area Code	+61
Local Phone Number	3 9824 5254
Contact Personnel Name	Riccardo Canevari
Contact Personnel Email Address	rc@radiopharmtheranostics.com